Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Inventories

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Finished goods	$11,567,645	$10,702,026	$341,155
Work in process	6,374,902	8,273,397	263,736
Raw materials	34,600,519	41,004,898	1,307,137
Supplies	3,544,043	4,766,263	151,937
Raw materials and supplies in transit	1,226,829	926,389	29,531

	$57,313,938	$65,672,973	$2,093,496